Assets acquired and liabilities recognized (Details) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Assets acquired	R$ 49,537,535,000	R$ 46,784,664,000
Cash and cash equivalents	3,472,845,000	3,222,768
Bonds and securities	361,058,000	300,530,000
Other receivables	2,266,805,000	1,902,340,000
Income tax and social contribution	(7,358,000)	(596,738,000)
Property, plant and equipment	10,142,591,000	9,495,460,000
Right-of-use asset	204,056,000	132,521,000
Suppliers	125,249,000	145,145,000
Other taxes due	1,364,828,000	484,338,000
Deferred income tax and social contribution	1,597,365,000	1,555,704,000
Lease liability	47,240,000	R$ 41,193,000
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Assets acquired	277,120,000
Cash and cash equivalents
Bonds and securities
Trade accounts receivable
Other receivables
Income tax and social contribution
Other recoverable taxes
Prepaid expenses
Property, plant and equipment
Intangible assets	277,120,000
Right-of-use asset
Liabilities assumed	94,221,000
Suppliers
Income tax and social contribution
Other taxes due
Deferred income tax and social contribution	94,221,000
Loans and financing
Lease liability
Other accounts payable
Net assets acquired	182,899,000
At fair value [member]
IfrsStatementLineItems [Line Items]
Assets acquired	1,178,179,000
Cash and cash equivalents	76,350,000
Bonds and securities	13,236,000
Trade accounts receivable	23,585,000
Other receivables	341,000
Income tax and social contribution	476,000
Other recoverable taxes	64,000
Prepaid expenses	24,000
Property, plant and equipment	754,557,000
Intangible assets	287,395,000
Right-of-use asset	22,151,000
Liabilities assumed	674,716,000
Suppliers	11,229,000
Income tax and social contribution	117,000
Other taxes due	2,905,000
Deferred income tax and social contribution	97,412,000
Loans and financing	514,273,000
Lease liability	22,379,000
Other accounts payable	26,401,000
Net assets acquired	503,463,000
Adjusted Book Value [Member]
IfrsStatementLineItems [Line Items]
Assets acquired	901,059,000
Cash and cash equivalents	76,350,000
Bonds and securities	13,236,000
Trade accounts receivable	23,585,000
Other receivables	341,000
Income tax and social contribution	476,000
Other recoverable taxes	64,000
Prepaid expenses	24,000
Property, plant and equipment	754,557,000
Intangible assets	10,275,000
Right-of-use asset	22,151,000
Liabilities assumed	580,495,000
Suppliers	11,229,000
Income tax and social contribution	117,000
Other taxes due	2,905,000
Deferred income tax and social contribution	3,191,000
Loans and financing	514,273,000
Lease liability	22,379,000
Other accounts payable	26,401,000
Net assets acquired	R$ 320,564,000